Borrowings - Net finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Interest on lease obligations	$ 358	$ 278
Interest income	(317)	0
Bank fees and other	13	43
Net finance expense	130	796
Secured debentures
Disclosure of detailed information about borrowings [line items]
Interest and accretion expense	0	313
Convertible promissory notes
Disclosure of detailed information about borrowings [line items]
Interest expense	0	74
Credit facility
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 76	$ 88